SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2020
Share Capital [Abstract]
Schedule of authorized and issued shares
A summary of the changes to CI’s share capital for the years ended December 31 is as follows:
[A] AUTHORIZED AND ISSUED

	Number of shares	Stated value
	[in thousands]	$
Authorized
An unlimited number of common shares of CI

Issued
Common shares, balance, December 31, 2018	243,721	2,125,130
Issuance of share capital on vesting of restricted share units	711	12,751
Share repurchases, net of tax	(22,640)	(193,570)
Common shares, balance, December 31, 2019	221,792	1,944,311
Issuance for acquisition of subsidiary, net of issuance costs	2,034	35,434
Issuance of share capital on vesting of restricted share units	522	8,488
Share repurchases, net of tax	(13,990)	(120,236)
Common shares, balance, December 31, 2020	210,358	1,867,997

Schedule of fair value assumptions	The fair value of the 2020 and 2019 option grants was estimated using the Black-Scholes option pricing model with the following weighted-average assumptions:

Year of grant	2019	2019
# of options granted [in thousands]	213	530
Vesting terms	At end of year 5	1/3 at end of years 3, 4 and 5
Dividend yield	3.792%	3.792%
Expected volatility (*)	17%	17%
Risk-free interest rate	2.238%	2.182% - 2.238%
Expected life [years]	6.8	5.2 - 6.8
Forfeiture rate	0%	13%
Fair value per stock option	$2.48	$2.23 - $2.48
Exercise price	$18.99	$18.99
(*) Based on historical volatility of CI’s share price

Schedule of changes in share option plan
A summary of the changes in the Share Option Plan is as follows:

	Number of options	Weighted average exercise price
	[in thousands]	$
Options outstanding, December 31, 2018	6,958	32.18
Options exercisable, December 31, 2018	5,789	32.97
Options granted	743	18.99
Options cancelled	(2,117)	34.28
Options outstanding, December 31, 2019	5,584	29.63
Options exercisable, December 31, 2019	4,758	31.26
Options cancelled	(2,978)	34.28
Options outstanding, December 31, 2020	2,606	26.38
Options exercisable, December 31, 2020	2,020	28.44
(*) Weighted-average share price of options exercised was nil during the year ended December 31, 2020 [2019 - nil]

Schedule of options outstanding and exercisable
Options outstanding and exercisable as at December 31, 2020 are as follows:

Exercise price	Number of options outstanding	Weighted average remaining contractual life	Number of options exercisable
$	[in thousands]	[years]	[in thousands]
18.99	569	8.2	—
27.44	331	1.2	331
28.63	1,655	0.1	1,655
28.67	51	2.2	34
18.99 to 28.67	2,606	2.0	2,020

Schedule of basic and diluted earnings per share
The following table presents the calculation of basic and diluted earnings per common share for the years ended December 31:

[in thousands]	2020	2019
Numerator:
Net income attributable to shareholders of the Company basic and diluted	$475,978	$538,396

Denominator:
Weighted average number of common shares - basic	214,092	234,273
Weighted average effect of dilutive stock options and RSU awards (*)	1,527	976
Weighted average number of common shares - diluted	215,619	235,249

Net earnings per common share attributable to shareholders
Basic	$2.22	$2.30
Diluted	$2.21	$2.29
(*) The determination of the weighted average number of common shares - diluted excludes 2,606 thousand shares related to stock options that were anti-dilutive for the year ended December 31, 2020 [2019 - 5,584 thousand shares].

Disclosure of maximum share dilution
The following table presents the maximum number of shares that would be outstanding if all the outstanding options were exercised and if all RSU awards vested as at January 31, 2021:

[in thousands]
Shares outstanding at January 31, 2021	208,330
RSU awards	491
Options to purchase shares	2,587
211,408